Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2017, are shown below:

(in thousands of $)	2017 (1)	2018	2019	2020	2021	2022+
Golar Glacier	4,310	17,100	17,100	17,147	17,100	47,084
Golar Kelvin	4,310	17,100	17,100	17,147	17,100	49,895
Golar Snow	4,310	17,100	17,100	17,147	17,100	49,895
Golar Ice	4,310	17,100	17,100	17,147	17,100	52,800
Golar Tundra (2)(3)	5,200	20,446	19,934	19,466	18,953	68,097
Golar Seal	3,736	15,151	15,193	15,151	15,151	60,646
Golar Crystal (3)	2,610	10,433	10,420	10,419	10,381	53,659

(1) For the three months ending December 31, 2017.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Lessor VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners until the Put Sale Closing Date. See note 14.
(3) The payment obligation relating to the Golar Tundra and Golar Crystal above includes variable rental payments due under the lease based on an assumed LIBOR range of 0.38% to 0.42% plus margin.

Schedule of Assets and Liabilities of Lessor VIEs
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2017 and December 31, 2016, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra (note 2)	Golar Seal	Golar Crystal	September 30, 2017	December 31, 2016
Assets								Total	Total
Restricted cash and short-term deposits	17,673	48,693	12,069	20	7,524	22,747	7,785	116,511	70,021
	17,673	48,693	12,069	20	7,524	22,747	7,785	116,511	70,021

Liabilities
Debt:
Short-term interest bearing debt*	31,657	182,540	22,391	139,276	198,613	—	112,000	686,477	388,628
Long-term interest bearing debt - current portion*	7,650	—	8,000	—	—	—	—	15,650	21,532
Long-term interest bearing debt - non-current portion*	125,370	—	131,062	—	—	157,120	—	413,552	624,384
	164,677	182,540	161,453	139,276	198,613	157,120	112,000	1,115,679	1,034,544

* Where applicable, these balances are net of deferred finance charges.